Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2019
Statement [LineItems]
Summary of Financial Assets And Liabilities

At April 30, 2019, the Company had the following financial assets and liabilities denominated in CAD and denominated in MXN$:

In ‘000 of	CAD	MXN$
Cash	$117	MP	3,170
Other working capital amounts – net	$859	MP	11,738
Long-term liabilities	$(3,177)	MP	0

Liquidity risk [member]
Statement [LineItems]
Summary of Obligations Due

Obligations due within twelve months of April 30,	2019	2020	2021	2022	2023 and beyond
Trade and other payables	$3,399	$—	$—	$—	$—
Current portion of loan payable	1,507	—	—	—	—
Non-Current portion of loan payable	0	3,081	—	—	—
Reclamation and closure obligations	$0	—	$—	$—	$1,254